Stockholder's Equity (Details) - USD ($)		6 Months Ended
	Oct. 24, 2014	Nov. 30, 2016	May 31, 2016	Jun. 05, 2015	May 31, 2015
Stockholder's Equity (Textual)
Common Stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		259,196,500	258,792,500
Common stock, shares outstanding		259,196,500	258,792,500
Common stock, par value		$ 0.0001	$ 0.0001
Common stock issued for legal services rendered		42,500
Common shares issued for legal services, par value	$ 0.05	$ 0.0001
Stock split, description		The 50-1 stock split has been shown retroactively.
Common stock issued to investors	58,750,000
Net proceeds from investors	$ 58,750
Forward stock split, description		The Company also declared a Fifty (50) to One (1) forward stock split effective immediately.
Common Stock [Member]
Stockholder's Equity (Textual)
Common Stock, shares authorized					70,000,000
Common stock, par value				$ 0.0001